Goodwill and Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 153		$ 316
Accumulated amortization	153		$ 469
Utilized discount rate			11.00%
Increase in hypothetical basis point in discount rate			0.0025
Decrease in hypothetical basis point in long-term growth rate			0.0050
Goodwill long-term growth rate			3.50%
Goodwill	$ 3,638		$ 3,679
Alight Holdings
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 100		$ 200
Health Solutions
Finite Lived Intangible Assets [Line Items]
Impairment of goodwill			$ 174
Maximum percentage reporting units exceeded carrying values			1.00%
Goodwill			$ 3,075
Wealth Solutions
Finite Lived Intangible Assets [Line Items]
Maximum percentage reporting units exceeded carrying values			6.00%
Goodwill			$ 127
Cloud Services
Finite Lived Intangible Assets [Line Items]
Impairment of goodwill			$ 36
Maximum percentage reporting units exceeded carrying values			1.00%
Goodwill			$ 404
Professional Services
Finite Lived Intangible Assets [Line Items]
Maximum percentage reporting units exceeded carrying values			29.00%
Goodwill			$ 73